Gain on sales of significant properties (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Gain on sales of significant properties (Textual) [Abstract]
Sale-leaseback transaction gain	38		41
Additional Gain on sales of significant properties (Textual) [Abstract]
Number of significant real estate sales		two
Gain on sales of significant properties (Note 3)		79
Gain on sale of significant real estate, Net		68
Settlement period of Mortgage loan	Dec. 31, 2011
Lease period after the sale of asset (in year)		10 years
Windsor Station
Gain on sales of significant properties (Textual) [Abstract]
Proceeds from the sale of Real Estate Property		80
Mortgage due on Real Estate		16
Sale-leaseback transaction gain		20
Western Canada
Gain on sales of significant properties (Textual) [Abstract]
Proceeds from the sale of Real Estate Property		43